COMMON SHARES - Common Shares (Details) - Common shares	Oct. 01, 2024 shares
TC Energy
Class of Stock [Line Items]
Spinoff of Liquids Pipelines business (in shares)	1
South Bow Canadian Infrastructure Holdings Ltd
Class of Stock [Line Items]
Spinoff of Liquids Pipelines business (in shares)	0.2